Assets held for sale and Discontinued operations (Details 4) - BRL (R$) R$ in Thousands			12 Months Ended
	Dec. 16, 2024	Jul. 01, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of assets held for sale and discontinued operations [Line Items]
Granted power			118.70
Assured energy			70.75
Investment disposal		R$ 261,355	R$ 47,066	R$ 58,132	R$ 0
H G P Pitangui [Member]
Disclosure of assets held for sale and discontinued operations [Line Items]
Granted power			0.87
Assured energy			0.09
H G P Chopim I [Member]
Disclosure of assets held for sale and discontinued operations [Line Items]
Granted power			1.98
Assured energy			1.48
H G P Marumbi [Member]
Disclosure of assets held for sale and discontinued operations [Line Items]
Granted power			4.80
Assured energy			2.40
H G P Melissa [Member]
Disclosure of assets held for sale and discontinued operations [Line Items]
Granted power			1.00
Assured energy			0.64
H G P Salto do vau [Member]
Disclosure of assets held for sale and discontinued operations [Line Items]
Granted power			0.94
Assured energy			0.57
Palmas winds [Member]
Disclosure of assets held for sale and discontinued operations [Line Items]
Granted power			2.50
Assured energy			0.40
S H P Apucaraninha [Member]
Disclosure of assets held for sale and discontinued operations [Line Items]
Granted power			10.00
Assured energy			6.71
S H P Cavernoso [Member]
Disclosure of assets held for sale and discontinued operations [Line Items]
Granted power			1.30
Assured energy			0.96
S H P Cavernoso II [Member]
Disclosure of assets held for sale and discontinued operations [Line Items]
Granted power			19.01
Assured energy			10.56
S H P Chaminé [Member]
Disclosure of assets held for sale and discontinued operations [Line Items]
Granted power			18.00
Assured energy			11.60
S H P São jorge [Member]
Disclosure of assets held for sale and discontinued operations [Line Items]
Granted power			2.30
Assured energy			1.54
H P P Guaricana [Member]
Disclosure of assets held for sale and discontinued operations [Line Items]
Granted power			36.00
Assured energy			16.10
T P P Figueira [Member]
Disclosure of assets held for sale and discontinued operations [Line Items]
Granted power			20.00
Assured energy			17.70
Electra hydra/Intrepid [Member]
Disclosure of assets held for sale and discontinued operations [Line Items]
Investment disposal	R$ 45,000		R$ 450,492